Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segments

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
REVENUES, NET	174,202,627	235,667,734	137,247,341	17,633,567

COST OF REVENUES
- Related parties	(34,213,521)	(7,915,189)	(73,417,725)	(9,432,724)
- External	(104,940,795)	(178,307,992)	(13,143,967)	(1,688,740)
	(139,154,316)	(186,223,181)	(86,561,692)	(11,121,464)
Gross profit	35,048,311	49,444,553	50,685,649	6,512,103

EXPENSES
Selling and marketing	(3,132,277)	(4,392,521)	(6,568,144)	(843,877)
General and administrative:
Depreciation	(33,091)	(685,245)	(1,735,470)	(222,974)
Amortization	(112,049)	(1,481,738)	(2,497,004)	(320,816)
Staff cost	(13,260,898)	(18,486,483)	(21,755,401)	(2,795,138)
Operating leases expenses	(2,507,182)	(3,146,322)	(6,720,152)	(863,407)
Operating lease expenses – related party	(720,000)	(720,000)	(720,000)	(92,506)
Professional fee	(2,204,622)	(2,840,139)	(3,615,272)	(464,491)
(Provision for) reversal of expected credit losses	(1,383,316)	(1,253,368)	2,143,178	275,356
Government rates	(453,748)	(1,272,186)	(2,138,370)	(274,738)
Office general expenses	(453,551)	(752,507)	(1,263,880)	(162,384)
Others	(1,741,052)	(2,842,620)	(4,010,155)	(515,224)
Total expenses	(26,001,786)	(37,873,129)	(48,880,670)	(6,280,199)
INCOME FROM OPERATION	9,046,525	11,571,424	1,804,979	231,904

OTHER INCOME (EXPENSES)
Interest income	92,951	31,954	—	—
Interest expense	(5,759,182)	(3,759,032)	(1,349,488)	(173,382)
Agency income – related party	2,662,034	1,170,664	1,475,466	189,568
Other income	326	134,230	42,447	5,454
Other expense	(302,784)	—	(195,094)	(25,066)
Total other expenses, net	(3,306,655)	(2,422,184)	(26,669)	(3,426)
Income before tax expenses	5,739,870	9,149,240	1,778,310	228,478
Income tax expenses	(1,325,137)	(1,085,909)	(1,446,631)	(185,863)
NET INCOME	4,414,733	8,063,331	331,679	42,615

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Total assets	135,647,692	115,631,755	14,856,393
Total liabilities	(78,821,221)	(59,032,351)	(7,584,489)

Net assets	56,826,471	56,599,404	7,271,904